Personnel Expenses (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Personnel Expenses [Line Items]
Compensation expenses	R$ 26,760
Long Term Incentive Plan [Member]
Personnel Expenses [Line Items]
Payroll taxes related to LTIP payments	R$ 62,053	R$ 36,234